Evaluation of Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
17. Evaluation of Subsequent Events

Issuance of Preferred Stock

On February 12, 2015, the Company received $100,000 in aggregate gross cash proceeds from 2 accredited investors in connection with the sale of approximately 1units (each a “Unit” and collectively, the “Units”) pursuant to the terms and conditions of a Subscription Agreement (the “Subscription Agreement”) and Unit Purchase Agreement (the “Purchase Agreement”) by and among the Company and each of the purchasers (the “Purchasers”) thereto. Each Unit consists of (i) 50,000 shares of Series A convertible preferred stock, par value $0.0001 per share (the “Preferred Stock”), (ii) and a 3 year warrant to purchase 200,000 shares of common stock, par value $0.0001 per share (the “Common Stock”) at an exercise price of $0.375 per share (the “Investor Warrants”) for an aggregate of 50,000 shares of the Company’s preferred stock and Investor Warrants to purchase an aggregate of 200,000 shares of the Company’s common stock issued at the Initial Closing in connection with the cash proceeds received.

Each share of Preferred Stock has a stated value equal to $2.00, subject to increase (the “Stated Value”). The Preferred Stock will automatically convert into shares of Common Stock determined by dividing the Stated Value by $0.25 per share on February 17, 2015. Under certain circumstances, the holders of the Preferred Stock have voluntary conversion rights, are entitled to receive dividends at the rate of 6.0% per annum and shall be entitled to certain anti-dilution protections.

In connection with the Initial Closing, the Company also paid to a FINRA registered broker dealer that acted as the placement agent (the “Placement Agent”) an aggregate of $10,000 in cash compensation, representing fees and an expense allowance. In addition, the Company agreed to issue a warrant (the “Placement Agent Warrant”) to purchase an aggregate of 60,000 shares of Common stock to the Placement Agent (or its designees).

Advances from Stockholders

Subsequent to the Balance Sheet date, the Company received advances equal to an aggregate of $298,000 from certain current directors and related parties. No terms of repayment have been specified on the aforementioned advances as of the filing date.